INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS.
INTANGIBLE ASSETS

9. INTANGIBLE ASSETS

Intangible assets, net of amortization, as of December 31, 2023 and 2024 consisted of the following:

	As of December 31, 2023			As of December 31, 2024
	Gross	Less: accumulated	Net	Gross	Less: accumulated	Net	Weighted-average
	carrying	amortization and	carrying	carrying	amortization and	carrying	remaining
	amount	impairment	amount	amount	impairment	amount	useful life
							(in years)
Technologies and licenses	5.7	(2.7)	3.0	6.4	(3.7)	2.7	1.6
Assets not yet in use	1.2	—	1.2	2.2	—	2.2
Total intangible assets	6.9	(2.7)	4.2	8.6	(3.7)	4.9

Amortization expenses of intangible assets for the years ended December 31, 2022, 2023 and 2024 were $0.6, $1.4 and $1.9, respectively.

Estimated amortization expense over the remaining useful life for intangible assets subject to amortization as of December 31, 2024 was as follows:

Other
intangible
assets

2025	1.9
2026	0.6
2027	0.2
Thereafter	—
Total	2.7